OTHER NON-CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other non-current assets	The components of other non-current assets are as follows:

(US$ Millions)	Jun. 30, 2023	Dec. 31, 2022
Securities - FVTPL	$2,688	$2,523
Derivative assets	495	170
Securities - FVTOCI	65	69
Restricted cash	556	584
Inventory	1,618	1,267
Accounts receivables - non-current	46	464
Other	167	140
Total other non-current assets	$5,635	$5,217